WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 63.3%	Shares	Value
Emerging Markets Debt - 14.8%
Invesco Emerging Markets Sovereign Debt ETF (a)	86,292	$ 2,410,998
iShares J.P.Morgan USD Emerging Markets Bond ETF	12,353	1,403,054
VanEck Vectors Emerging Markets High Yield Bond ETF	146,673	3,402,814
Vanguard Emerging Markets Government Bond ETF	107,909	8,723,363
		15,940,229
Real Estate Investment Trusts (REITs) - 0.0% (b)
Vanguard Real Estate ETF (a)	400	32,700

U.S. Fixed Income - 48.5%
Invesco Senior Loan ETF (a)	266,079	5,819,148
iShares iBoxx $ High Yield Corporate Bond ETF (a)	38,120	3,241,344
iShares National Muni Bond ETF (a)	86,400	10,020,672
iShares TIPS Bond ETF	125,308	15,911,610
SPDR Bloomberg Barclays Convertible Securities ETF (a)	77,931	5,519,073
SPDR Bloomberg Barclays High Yield Bond ETF	14,977	1,583,818
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	172,309	4,483,480
Vanguard Mortgage-Backed Securities ETF (a)	76,096	4,138,861
Vanguard Short-Term Inflation-Protected Securities ETF	28,057	1,433,993
		52,151,999

Total Exchange-Traded Funds (Cost $63,709,281)		$ 68,124,928

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 15.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	8,296,318	$ 8,296,318
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (c)	8,296,318	8,296,318
Total Money Market Funds (Cost $16,592,636)		$ 16,592,636

COLLATERAL FOR SECURITIES LOANED - 24.9%	Value	Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (Cost $26,795,819) (c)(d)	26,795,819	$ 26,795,819

Investments at Value - 103.6% (Cost $107,097,736)		$ 111,513,383

Liabilities in Excess of Other Assets - (3.6%)		(3,845,509)

Net Assets - 100.0%		$ 107,667,874

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2020 was $26,211,373 (Note 6).
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of August 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of August 31, 2020 was $26,795,819 (Note 6).

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2020 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	21	9/28/2020	$ 2,064,825	$ 26,928

Index Futures
E-Mini Dow CBOT DJIA Future	14	9/18/2020	1,990,940	133,861
E-Mini Nasdaq 100 Future	14	9/18/2020	3,388,140	284,781
E-Mini S&P 500 Future	20	9/18/2020	3,497,250	192,770
Total Index Futures			8,876,330	611,412

Treasury Futures
10-Year U.S. Treasury Note Future	50	12/21/2020	6,957,812	3,903
2-Year U.S. Treasury Note Future	60	12/31/2020	13,256,250	4,716
5-Year U.S. Treasury Note Future	129	12/31/2020	16,252,992	25,397
U.S. Treasury Long Bond Future	25	12/21/2020	4,379,688	(28,166)
Total Treasury Futures			40,846,742	5,850

Total Futures Contracts			$ 51,787,897	$ 644,190

The average monthly notional value of futures contracts during the period ended August 31, 2020 was $51,413,253.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2020 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC, the investment adviser to the Fund, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$68,124,928	$-	$-	$68,124,928
Money Market Funds	16,592,636	-	-	16,592,636
Collateral for Securities Loaned *	-	-	-	26,795,819
Total	$84,717,564	$-	$-	$111,513,383

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts	$644,190	$-	$-	$644,190
Total	$644,190	$-	$-	$644,190

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2020. Other Financial Instruments are futures contracts which are valued at the unrealized appreciation as of August 31, 2020.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of August 31, 2020:

Tax cost of portfolio investments	$109,001,824
Gross unrealized appreciation	$3,308,823
Gross unrealized depreciation	(797,264)
Net unrealized appreciation	$2,511,559

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gain or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts and adjustments to basis on publicly traded partnerships.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2020, the Fund had 63.3% of the value of its net assets invested in ETFs.

5. Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

6. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. As of August 31, 2020, the Fund had 24.9% of its net assets invested in this short-term investment instrument for securities lending purposes. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances entering into a Securities Lending Agreement with U.S. Bank that provides the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. As of August 31, 2020, the fair value of securities on loan and the collateral held were $26,211,373 and $26,795,819, respectively.